CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,055,982	$ 162,301	¥ 639,999
Restricted cash	28,913	4,444	16,689
Accounts receivable, net	2,470	380	0
Amounts due from a related party	6,604	1,015	0
Inventories	7,905	1,215	5,533
Prepayments and other current assets	40,571	6,236	45,517
Total current assets	1,142,445	175,591	707,738
Non-current assets:
Property and equipment, net	100,177	15,397	75,673
Intangible assets, net	200,615	30,834	225,951
Goodwill	475,732	73,119	461,686
Deferred tax assets	2,404	369	4,087
Other non-current assets	34,965	5,374	25,163
Total non-current assets	813,893	125,093	792,560
Total assets	1,956,338	300,684	1,500,298
Current liabilities
Current portion of long-term loan	0	0	38,186
Accounts payable	6,041	928	4,068
Accrued expenses and other current liabilities	171,099	26,298	96,158
Deferred revenue and customer advances	812,821	124,928	601,324
Due to a related party	20,000	3,074	0
Income taxes payable	20,739	3,188	23,630
Total current liabilities	1,030,700	158,416	763,366
Non-current liabilities
Long-term loan	623,439	95,821	333,102
Deferred tax liabilities	3,785	582	3,070
Other non-current liabilities	2,682	412	2,333
Total non-current liabilities	629,906	96,815	338,505
Total liabilities	1,660,606	255,231	1,101,871
Commitments and contingencies
Shareholders' equity:
Ordinary shares (US$0.01 par value; 200,000,000 and 200,000,000 shares authorized, 100,000,000 and 110,000,000 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	6,782	1,042	6,120
Additional paid-in capital	532,474	81,840	452,369
Statutory reserves	46,366	7,126	32,511
Accumulated deficit	(315,531)	(48,496)	(134,264)
Accumulated other comprehensive income	40,040	6,154	50,464
Total RISE Education Cayman Ltd shareholders’ equity	310,131	47,666	407,200
Non-controlling interests	(14,399)	(2,213)	(8,773)
Total equity	295,732	45,453	398,427
Total liabilities, non-controlling interests and shareholders' equity	¥ 1,956,338	$ 300,684	¥ 1,500,298